Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2025
Trade And Other Receivables
Schedule of trade and other receivables

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Trade receivables:
- third parties	2,971,932	3,821,607	2,740,055
Less: Allowance for expected credit loss	(457,557)	(588,373)	(588,373)
	2,514,375	3,233,234	2,151,682
Deposits	5,489,917	7,105,501	6,772,629
Prepayments	167,319	215,156	430,767
Other receivables:
- third parties	154,162	198,237	134,188
	8,325,773	10,752,128	9,489,266

Schedule of movement in allowance for expected credit losses

The movement in allowance for expected credit losses of trade receivables computed based on lifetime ECL was as follows:

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Beginning of financial period/year	457,557	588,373	460,413
Allowance for expected credit losses	-	-	277,101
Less: Reversal of allowance for expected credit losses	-	-	(149,141)
End of financial period/year	457,557	588,373	588,373